UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues	$ 538	$ 479	$ 1,035	$ 940
Direct operating costs	(149)	(131)	(296)	(265)
General and administrative expenses	(17)	(17)	(33)	(37)
Profit (loss) from operating activities	372	331	706	638
Interest expense	(161)	(143)	(314)	(245)
Share of earnings (losses) from investments in associates	3	2	4	(4)
Remeasurement of liability	(301)	656	(608)	259
Mark-to-market and foreign currency revaluation	12	(19)	12	82
Other income	16	14	26	14
(Loss) income before income tax	(59)	841	(174)	744
Income tax (expense) recovery
Current	(89)	(110)	(169)	(200)
Deferred	(6)	111	(6)	82
Net (loss) income	(154)	842	(349)	626
Attributable to:
Brookfield Infrastructure Partners L.P.	(274)	673	(575)	300
Non-controlling interest	$ 120	$ 169	$ 226	$ 326